Pay vs Performance Disclosure Unit_pure in Millions		12 Months Ended
	Oct. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay v. Performance

As discussed in the Compensation Discussion and Analysis above, the Committee has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of the Company’s financial and operating objectives as well as to align executives’ pay with changes in the value of long-term stakeholder value. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation

S-K,

we are providing the following information regarding the compensation of our named executive officers and the Company’s performance.

								VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (5)
YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR AGWUNOBI ($) (2)		COMPENSATION ACTUALLY PAID TO AGWUNOBI ($) (3)	SUMMARY COMPENSATION TABLE TOTAL FOR JOHNSON ($) (2)	COMPENSATION ACTUALLY PAID TO JOHNSON ($) (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($) (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($) (4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)	NET INCOME ($, Mil)	OPERATING INCOME (7) ($, Mil)

2022	8,178,230	(8)	(4,173,537)	10,342,634	10,733,195	2,715,872	240,055	31.21	113.44	321.3	610.5

2021	6,996,699		3,673,448	N/A	N/A	2,322,262	1,294,289	85.86	114.26	447.2	794.9

2020	7,235,342		11,642,492	392,317	(1,076,415)	2,580,788	3,628,532	100.8	113.88	372.6	797.9

(1)	The Principal Executive Officer and Named Executive Officers for the applicable years w ere as fol lows:
-
2022: Mr. Johnson served as the CEO starting October 27, 2022 and Dr. John Agwunobi served as the CEO through such date. The Company’s other Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-
2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s other Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel, and David Pezzullo.

-
2020: Dr. John Agwunobi served as the CEO starting March 30, 2020 and Michael O. Johnson served as CEO through such date. The Company’s other Named Executive Officers for 2020 were: John DeSimone, David Pezzullo, Alexander Amezquita, Alan Hoffman, and Shin-Shing Bosco Chiu.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the
case of Dr. Agwunobi and Mr. Johnson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers for the applicable year other than the principal executive officers for such years.

(3)	Amounts reported in this column represent the compensation actually paid to Dr. Agwunobi and Mr. Johnson, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Agwunobi			Johnson
	2022	2021	2020	2022	2021	2020

Summary Compensation Table — Total Compensation (a)	$8,178,230	$6,996,699	$7,235,342	$10,342,634	N/A	$392,317

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$4,999,995	$4,499,958	$4,589,062	$10,134,852	N/A	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	$0	$3,365,060	$8,373,914	$10,525,413	N/A	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	$0	($2,061,673)	$436,415	$0	N/A	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$0	$0	$0	$0	N/A	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	($3,497,639)	($126,680)	$185,883	$0	N/A	($1,468,732)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$3,854,133	$0	$0	$0	N/A	$0

= Compensation Actually Paid	($ 4,173,537)	$3,673,448	$11,642,492	$10,733,195	N/A	($1,076,415)

Pay v. performance	69
(a)	Represents Total Compensation as r eport ed in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(4)	Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than the individuals serving as principal executive officer in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2022	2021	2020

Summary Compensation Table — Total Compensation (b)	$2,715,872	$2,322,262	$2,580,788

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$2,141,627	$1,289,944	$1,312,641

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$1,455,662	$963,304	$2,275,994

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	($1,076,964)	($628,656)	$257,730

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	($712,888)	($72,677)	($173,339)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$0	$0	$0

= Compensation Actually Paid	$240,055	$1,294,289	$3,628,532

(a)	Please see footnote 1 for the Named Executive Officers included in the average for each indicated fiscal year.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year
, com
puted in accordance with FASB ASC 718.

70	Pay v. performance
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of Conagra Brands, Inc., The Hain Celestial Group, Inc., Nu Skin Enterprises, Inc., Post Holdings, Inc., Tupperware Brands Corporation and USANA Health Sciences, Inc., which is our peer group from our Annual Reports on Form
10-K
for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020.

(7)	For 2022, as described in the Compensation Discussion and Analysis, the Committee determined that Operating Income, as used under the Company’s 2022 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Operating Income is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.

(8)	Includes $2,261,538 paid pursuant to the Separation Agreement and General Release entered into between the Company’s subsidiary, Herbalife International of America, Inc. and Dr. Agwunobi, dated October 31, 2022.

Company Selected Measure Name		OPERATINGINCOME
Named Executive Officers, Footnote [Text Block]
(1)	The Principal Executive Officer and Named Executive Officers for the applicable years w ere as fol lows:
-
2022: Mr. Johnson served as the CEO starting October 27, 2022 and Dr. John Agwunobi served as the CEO through such date. The Company’s other Named Executive Officers for 2022 were: Alexander Amezquita, Mark Schissel, Henry Wang, Frank Lamberti, John DeSimone and Robert Levy.

-
2021: Dr. John Agwunobi served as the CEO for the entirety of 2021. The Company’s other Named Executive Officers for 2021 were: John DeSimone, Alexander Amezquita, Alan Hoffman, Mark Schissel, and David Pezzullo.

-
2020: Dr. John Agwunobi served as the CEO starting March 30, 2020 and Michael O. Johnson served as CEO through such date. The Company’s other Named Executive Officers for 2020 were: John DeSimone, David Pezzullo, Alexander Amezquita, Alan Hoffman, and Shin-Shing Bosco Chiu.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of Conagra Brands, Inc., The Hain Celestial Group, Inc., Nu Skin Enterprises, Inc., Post Holdings, Inc., Tupperware Brands Corporation and USANA Health Sciences, Inc., which is our peer group from our Annual Reports on Form
10-K
		for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to Dr. Agwunobi and Mr. Johnson, based on respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Agwunobi			Johnson
	2022	2021	2020	2022	2021	2020

Summary Compensation Table — Total Compensation (a)	$8,178,230	$6,996,699	$7,235,342	$10,342,634	N/A	$392,317

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$4,999,995	$4,499,958	$4,589,062	$10,134,852	N/A	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	$0	$3,365,060	$8,373,914	$10,525,413	N/A	$0

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	$0	($2,061,673)	$436,415	$0	N/A	$0

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$0	$0	$0	$0	N/A	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	($3,497,639)	($126,680)	$185,883	$0	N/A	($1,468,732)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$3,854,133	$0	$0	$0	N/A	$0

= Compensation Actually Paid	($ 4,173,537)	$3,673,448	$11,642,492	$10,733,195	N/A	($1,076,415)
(a)	Represents Total Compensation as r eport ed in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to the applicable Named Executive Officer during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the applicable Named Executive Officer’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable Named Executive Officer as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to the applicable Named Executive Officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the applicable Named Executive Officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the applicable Named Executive Officer’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount		$ 2,715,872	$ 2,322,262	$ 2,580,788
Non-PEO NEO Average Compensation Actually Paid Amount		$ 240,055	1,294,289	3,628,532
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than the individuals serving as principal executive officer in the indicated fiscal year, based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2022	2021	2020

Summary Compensation Table — Total Compensation (b)	$2,715,872	$2,322,262	$2,580,788

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$2,141,627	$1,289,944	$1,312,641

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$1,455,662	$963,304	$2,275,994

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	($1,076,964)	($628,656)	$257,730

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	($712,888)	($72,677)	($173,339)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$0	$0	$0

= Compensation Actually Paid	$240,055	$1,294,289	$3,628,532

(a)	Please see footnote 1 for the Named Executive Officers included in the average for each indicated fiscal year.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported Named Executive Officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year
, com
puted in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The table below shows the relationship between compensation actually paid to Dr. Agwunobi and Mr. Johnson and the average of the compensation actually paid to our other NEOs and our cumulative total shareholder return over the three fiscal years ending December 31, 2022:

Compensation Actually Paid vs. Net Income [Text Block]
The table below shows the relationship between compensation actually paid to Dr. Agwunobi and Mr. Johnson and the average of the compensation actually paid to our other NEOs and our Net Income and Operating Income over the three fiscal years ending December 31, 2022:

Total Shareholder Return Vs Peer Group [Text Block]		The table below shows the relationship between our cumulative total share hold er return and that of our peer group, in each case over the three fiscal years ending December 31, 2022:
Tabular List [Table Text Block]
The following is a list of financial performance and other measures, which in the Company’s assessment represent the most important financial and other performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2022, as further described in the Compensation Discussion and Analysis:

•	Operating Income (used in the Company’s 2022 Annual Incentive Plan)

•	Volume Points (used in the Company’s 2022 Annual Incentive Plan)

•	Adjusted EBIT (used in the Company’s 2022 PSU grants)

•	Local Currency Net Sales (used in the Company’s 2022 PSU grants)

Total Shareholder Return Amount		$ 31.21	85.86	100.8
Peer Group Total Shareholder Return Amount		113.44	114.26	113.88
Net Income (Loss)		$ 321,300,000	$ 447,200,000	$ 372,600,000
Company Selected Measure Amount		610.5	794.9	797.9
Payment under Separation Agreement	$ 2,261,538
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income (used in the Company’s 2022 Annual Incentive Plan)
Non-GAAP Measure Description [Text Block]		For 2022, as described in the Compensation Discussion and Analysis, the Committee determined that Operating Income, as used under the Company’s 2022 annual incentive plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Committee selected it as the Company-Selected Measure. Operating Income is presented as adjusted for bonus purposes, as discussed in the Compensation Discussion and Analysis relating to our annual incentive plan performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Volume Points (used in the Company’s 2022 Annual Incentive Plan)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBIT (used in the Company’s 2022 PSU grants)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Local Currency Net Sales (used in the Company’s 2022 PSU grants)
Dr. John Agwunobi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 8,178,230	$ 6,996,699	$ 7,235,342
PEO Actually Paid Compensation Amount		(4,173,537)	$ 3,673,448	$ 11,642,492
PEO Name			Dr. John Agwunobi	Dr. John Agwunobi
Dr. John Agwunobi [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,999,995	$ 4,499,958	$ 4,589,062
Dr. John Agwunobi [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	3,365,060	8,373,914
Dr. John Agwunobi [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,061,673)	436,415
Dr. John Agwunobi [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Dr. John Agwunobi [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,497,639)	(126,680)	185,883
Dr. John Agwunobi [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,854,133	0	0
Johnson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		10,342,634		392,317
PEO Actually Paid Compensation Amount		$ 10,733,195		(1,076,415)
PEO Name		Mr. Johnson
Johnson [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,134,852		0
Johnson [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,525,413		0
Johnson [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0
Johnson [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0
Johnson [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		(1,468,732)
Johnson [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0
Other Named Executive Officers Average [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,141,627	1,289,944	1,312,641
Other Named Executive Officers Average [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,455,662	963,304	2,275,994
Other Named Executive Officers Average [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,076,964)	(628,656)	257,730
Other Named Executive Officers Average [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Other Named Executive Officers Average [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(712,888)	(72,677)	(173,339)
Other Named Executive Officers Average [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0